Fair Value Assumption Of Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum			58.88%
Expected volatility, maximum			63.96%
Expected volatility	96.80%	97.50%
Expected dividends	0.00%	0.00%	0.00%
Expected term	7 years 4 months 10 days
Risk-free interest rate, minimum		2.68%	3.02%
Risk-free interest rate, maximum		3.04%	3.66%
Risk-free interest rate	3.23%
Estimated fair value of underlying ordinary shares	$ 1.08
Weighted-average fair value of underlying ordinary shares	$ 1.08	$ 4.16	$ 7.07
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		4 years 2 months 1 day	5 years 6 months 4 days
Estimated fair value of underlying ordinary shares		$ 4.00	$ 3.79
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term		4 years 10 months 21 days	6 years 11 months 12 days
Estimated fair value of underlying ordinary shares		$ 4.24	$ 7.84